As filed with the Securities and Exchange Commission on May 22, 2023

REGISTRATION NO. 333-31131

REGISTRATION NO. 811-07659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 502	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 49

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE

The prospectuses included in the Post-Effective Amendment No. 84 to the Registration Statement on Form N-4 (File Nos. 333-31131 and 811-07659) filed on April 21, 2023 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference. This filing amends the Statement of Additional Information to provide recast financial statements for Equitable Financial Life Insurance Company filed on Form N-VPFS/A.

The Accumulator® Series

A combination variable and fixed individual and group flexible premium deferred annuity contract

Statement of Additional Information

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Accumulator® Series Prospectus, dated May 1, 2023. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options (if available under your contracts) and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions — P.O. Box 1016, Charlotte, NC 28201), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator® Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account No. 49.

Independent Registered Public Accounting Firm

The (i) financial statements of each of the variable investment options of Separate Account No. 49 as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this SAI by reference to the filed Form N-VPFS (for Separate Account No. 49) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Accumulator® ‘02/’04,‘06/’06.5,’07/’07.5, 8.0/8.2/8.3, 9.0
#353621

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors distribution fees of $535,080,397 in 2022, $589,621,128 in 2021 and $436,620,636 in 2020, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $628,586,635 in 2022, $633,967,608 in 2021 and $542,543,314 in 2020. Of these amounts, Equitable Advisors retained $286,917,091, $282,627,531 and $239,488,181, respectively.

Financial Statements

The financial statements and financial statement schedules of the Company incorporated herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

2

PART C

OTHER INFORMATION

Item 27.	EXHIBITS

(a)	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated by reference to Registration Statement on Form N-4 (File No. 333-05593), filed June 7, 1996.

(b)	Custodial Agreements. Not Applicable.

(c)	Underwriting Contracts.

	(a)	Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

	(a)(i)	First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

	(a)(ii)	Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(a)(iii)	Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

	(a)(iv)	Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

	(b)	Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement (File No. 333-31131) on April 25, 2001.

	(c)	Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Registration Statement (File No. 333-31131) on April 25, 2001.

	(d)	General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) on April 19, 2004.

	(d)(i)	First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(d)(ii)	Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) filed on April 24, 2012.

	(d)(iii)	Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)	Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)	Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)	Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)	Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(d)(viii)	Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(d)(ix)	Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)	Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)	Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)	Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)	Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)	Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)	Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)	Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)	Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)	Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(d)(xix)	Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(d)(xx)	Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(e)	Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(f)	Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)	Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(d)	Contracts. (Including Riders and Endorsements)

	(a)	Form of group annuity Contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

	(b)	Forms of group annuity Certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

	(c)	Forms of Endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

	(d)	Form of Endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

(e)	Forms of Data Pages for Equitable Accumulator Select (IRA) and Equitable Accumulator Select (NQ), incorporated herein by reference to Registration Statement (File No. 333-31131) on July 11, 1997.

(f)	Forms of Data Pages for Equitable Accumulator Select (IRA) and Equitable Accumulator Select (NQ), incorporated herein by reference to Registration Statement No. 333-31131 on December 31, 1997.

(g)	Form of Endorsement No. 98ENJONQI to Contract Form No. 1050-941C and the Certificates under the Contract, incorporated herein by reference to Registration Statement No. 333-31131 on December 31, 1997.

(h)	Form of Endorsement No. 98ROTH to Contract Form No. 1050-94IC and the Certificate under the Contract, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-31131) on December 30, 1997.

(i)	Form of Custodial Owned Roth Endorsement No. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to Registration Statement No. 333-31131 on May 1, 1998.

(j)	Form of Defined Benefit Endorsement No. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Registration Statement No. 333-31131 on May 1, 1998.

(k)	Form of Data Pages for Equitable Accumulator Select TSA, incorporated herein by reference to Registration Statement No. 333-31131 on May 22, 1998.

(l)	Form of Endorsement applicable to TSA Certificates, incorporated by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed May 22, 1998.

(m)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA, NQ, QP and TSA), incorporated herein by reference to Registration Statement No. 333-31131 on November 30, 1998.

(n)	Form of Data Pages (as revised) for Equitable Accumulator Select (IRA, NQ, QP, and TSA), incorporated herein by reference to Registration Statement No. 333-31131 on December 28, 1998.

(o)	Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Registration Statement on December 28, 1998.

(p)	Form of Data Pages for Equitable Accumulator Select (IRA,NQ, QP and TSA), incorporated herein by reference to Registration Statement, File No. 333-31131 on April 30, 1999.

(q)	Form of endorsement for Beneficiary Continuation option (Form No. 2000ENIRAI-IM) to be used with IRA certificates incorporated herein by reference to Registration Statement No. 333-31131 on April 26, 2000.

(r)	Form of Data Pages for Equitable Accumulator Select baseBUILDER incorporated herein by reference to Registration Statement No. 333-31131 on April 26, 2000.

(s)	Form of Endorsement applicable to Roth IRA Contracts, Form No. IMROTHBCO-1 incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(t)	Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(u)	Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(v)	Form of Optional Death Benefit Rider, Form No. 2000 PPDB incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(w)	Revised Form of Data Pages for Equitable Accumulator Select (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(x)	Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(y)	Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(z)	Form of Endorsement applicable to twelve month dollar cost averaging, No. 2002DCA-MM incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(a)(a)	Form of Data Pages for Accumulator Select, Form No. 94ICA/B incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(b)(b)	Form of Data pages No. 94ICA/B incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(c)(c)	Form of Endorsement applicable to Fixed Maturity Options, No. 2002FMO incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(d)(d)	Form of Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(e)(e)	Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(f)(f)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(g)(g)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(h)(h)	Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR incorporated herein by reference to Registration Statement File No. 333-31131 on December 20, 2001.

(i)(i)	Form of Data Page for Accumulator Select, Form No. 2002DPSelect incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(j)(j)	Form of Data Pages, Form No. 2002DP incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(k)(k)	Form of Endorsement applicable to EGTRRA, Form No. 2002EGTRRA incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(l)(l)	Form of Endorsement applicable to Money Market Dollar Cost Averaging, Form No. 2002DCA-MM incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(m)(m)	Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(n)(n)	Form of Protection Plus Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(o)(o)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002MDB-6%orAR incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(p)(p)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(q)(q)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(r)(r)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB-6%Rollup incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(s)(s)	Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

(t)(t)	Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(u)(u)	Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(v)(v)	Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(w)(w)	Form of Guaranteed Minimum Death Benefit Rider, (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(x)(x)	Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(y)(y)	Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(z)(z)	Form of GIO Select Transfer/Allocation Restrictions (No. 2002 DP (GIA/SEL)). Incorporated herein by reference to Registration Statement File No. 333-31131 on April 23, 2003.

(a)(a)(a)	Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB, incorporated herein by reference to Exhibit 4(a)(i) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(b)(b)(b)	Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85], incorporated herein by reference to Exhibit 4(a)(j) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(c)(c)(c)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB) (also known as the Living Benefit), incorporated herein by reference to Exhibit 4(a)(k) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(d)(d)(d)	Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB), incorporated herein by reference to Exhibit 4(a)(l) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(e)(e)(e)	Form of Enhanced Guaranteed Principal Benefit (“Enhanced GPB”) Rider (No. 2003 GPB), incorporated herein by reference to Exhibit 4(a)(m) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(f)(f)(f)	Form of Spousal Protection Rider applicable to [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO), incorporated herein by reference to Exhibit 4(a)(n) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(g)(g)(g)	Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(h)(h)(h)	Form of Data Pages (No. 2003DP), incorporated herein by reference to Exhibit 4(a)(p) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

(i)(i)(i)	Form of Data Pages (No. 2003DPSelect). Incorporated herein by reference to Registration Statement File No. 333-31131 on May 8, 2003.

(j)(j)(j)	Form of Data Pages (Inherited IRA) (No. 2003 DPTOBCO-Select). Incorporated herein by reference to Registration Statement File No. 333-31131 on May 8, 2003.

(k)(k)(k)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider (No. 2004 GWB-A), incorporated by reference to Exhibit No. 4(a)(r) to Registration Statement File No. 333-05593, Filed May 3, 2004.

(l)(l)(l)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider (No. 2004 GWB-B), incorporated by reference to Exhibit No. 4(a)(s) to Registration Statement File No. 333-05593, Filed May 3, 2004.

(m)(m)(m)	Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to Registration Statement File No. 333-05593, Filed May 3, 2004.

(n)(n)(n)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-A (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(u) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(o)(o)(o)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-B (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(v) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(p)(p)(p)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-A1 (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(w) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(q)(q)(q)	Form of Guaranteed Withdrawal Benefit (“GWB”) Rider [also known as “Principal Protector”] (2004GWB-B1 (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(x) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(r)(r)(r)	Form of Change of Ownership Endorsement (2004COO) incorporated herein by reference to Exhibit 4(a)(y) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(s)(s)(s)	Form of Endorsement Applicable to TSA Contracts (2004TSA) incorporated herein by reference to Exhibit 4(a)(z) to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

(t)(t)(t)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(a)(a)(a) to Registration Statement File No. 811-07659, 333-05593 on Form N-4, filed on October 14, 2005.

(u)(u)(u)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(b)(b)(b) to Registration Statement File No. 811-07659, 333-05593 on Form N-4, filed on October 14, 2005.

(v)(v)(v)	Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to Exhibit 4.(c)(c)(c) to Registration Statement File No. 811-07659, 333-05593 on Form N-4, filed on October 14, 2005.

(w)(w)(w)	Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to the Registration Statement
(File No. 333-05593), filed June 14, 2006.

(x)(x)(x)	Form of flexible premium deferred fixed and variable annuity contract No.2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to the Registration Statement
(File No. 333-05593), filed June 14, 2006.

(y)(y)(y)	Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4. (f)(f)(f) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(z)(z)(z)	Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(b)	Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the Registration Statement (File No.333-05593), filed June 14, 2006.

(a)(a)(c)	Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(d)	Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the Registration Statement (File No. 333-05593), filed June 14, on May 15, 2007.

(a)(a)(e)	Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(f)	Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(g)	Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(h)	Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(i)	Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(j)	Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(k)	Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(l)	Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(m)	Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(n)	Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(o)	Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(p)	Form of Endorsement No. 2006INHROTH-ACC, incorporated herein by reference to Exhibit 4.(v)(v)(v) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(q)	Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(r)	Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(s)	Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(t)	Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(u)	Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(v)	Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(w)	Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(x)	Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

(a)(a)(y)	Form of Data Page No. 2006DPSelect, incorporated herein by reference to Registration Statement File No. 333-31131, filed June 15, 2006.

(a)(a)(z)	Form of Contract for Individual Fixed and Variable Annuity (2007DPSelect), incorporated herein by reference to Registration Statement (File No. 333-31131) on May 15, 2007.

(a)(b)(a)	Form of Endorsement for Individual Fixed and Variable Annuity (2007MMDCA), incorporated herein by reference to Registration Statement (File No. 333-31131) on May 15, 2007.

(a)(b)(b)	Form of Data Page for Individual Fixed and Variable Annuity (2007DP), incorporated herein by reference to Exhibit 4 (a)(a)(g) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(c)	Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP), incorporated herein by reference to Exhibit 4 (a)(a)(h) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(d)	Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO), incorporated herein by reference to Exhibit 4 (a)(a)(i) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(e)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIB), incorporated herein by reference to Exhibit 4 (a)(a)(n) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(f)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR), incorporated herein by reference to Exhibit 4 (a)(a)(o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(g)	Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R), incorporated herein by reference to Exhibit 4 (a)(a)(p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(h)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6), incorporated herein by reference to Exhibit 4 (a)(a)(q) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(i)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3), incorporated herein by reference to Exhibit 4 (a)(a)(r) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(j)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR), incorporated herein by reference to Exhibit 4 (a)(a)(s) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(k)	Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR), incorporated herein by reference to Exhibit 4 (a)(a)(t) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(l)	Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ), incorporated herein by reference to Exhibit 4 (a)(a)(u) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(m)	Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC), incorporated herein by reference to Exhibit 4 (a)(a)(v) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(n)	Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB), incorporated herein by reference to Exhibit 4 (a)(a)(w) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(o)	Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC), incorporated herein by reference to Exhibit 4 (a)(a)(x) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(p)	Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB), incorporated herein by reference to Exhibit 4 (a)(a)(y) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(q)	Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07), incorporated herein by reference to Exhibit 4 (a)(a)(z) to the Registration Statement
(File No. 333-05593), filed January 30, 2007.

(a)(b)(r)	Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(a) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(s)	Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(b) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(t)	Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(c) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(u)	Form of Endorsement for Individual Fixed and Variable Annuity (2007COO), incorporated herein by reference to Exhibit 4 (a)(b)(e) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(v)	Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB), incorporated herein by reference to Exhibit 4 (a)(b)(f) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

(a)(b)(w)	Form of Guaranteed Withdrawal Benefit ((“GWB”)(rev0208)) is incorporated herein by reference to Exhibit 4.(a)(b)(g) to the Registration Statement (File No. 333-05593) filed on October 15, 2007.

(a)(b)(x)	Form of Data Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev 0208)) is incorporated herein by reference to Exhibit 4.(a)(b)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2008.

(a)(b)(y)	Form of Guaranteed Withdrawal Benefit for Life (“GWBL”) Rider (No. 2008GWBL), incorporated herein by reference to Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(b)(z)	Form of Memorandum of Variable Material for Rider Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to Exhibit 4 (a) (b) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(a)	Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(b)	Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Withdrawal Benefit for Life (“GWBL”) or Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4 (a) (b) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(c)	Form of Guaranteed Minimum Death Benefit Rider w/ Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a)(b)(v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(d)	Form of Guaranteed Minimum Death Benefit Rider (GMDB) (No. 2008GMDBSA), incorporated herein by reference to Exhibit 4 (a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(e)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4(a)(b)(x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(f)	Form of Endorsement Applicable to Credits Applied to Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a) (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(g)	Form of Endorsement Applicable to the Deferment Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4 (a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(h)	Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-ACC), incorporated herein by reference to Exhibit 4 (a)(c)(a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(i)	Form of Endorsement Applicable to Custodial Contracts (No. 2008IRA-CSTDL-NS), incorporated herein by reference to Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(j)	Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-GWB), incorporated herein by reference to Exhibit 4 (a)(c)(c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(k)	Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-ACC), incorporated herein by reference to Exhibit 4(a)(c)(d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(l)	Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-GWB), incorporated herein by reference to Exhibit 4 (a)(c)(e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(m)	Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-ACC), incorporated herein by reference to Exhibit 4 (a)(c)(f) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(n)	Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-GWB), incorporated herein by reference to Exhibit 4 (a)(c)(g) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(o)	Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a)(c)(h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(p)	Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a)(c)(i) to the Registration Statement
(File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(q)	Form of Non-Spousal Beneficiary Continuation Option (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to Exhibit 4 (a)(c)(j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(r)	Form for use with Certificate Form No. 2006BASEA/2006BASEB or Contract Form No. 2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction) Marketed as AXA Equitable’s “Accumulator Series 08” (“Accumulator”, “Accumulator Select”, “Accumulator Plus” and “Accumulator Elite”), incorporated herein by reference to Exhibit 4 (a)(c)(k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

(a)(c)(s)	Form of Data Pages (No. 2008DPBCO - INH/NSDR),incorporated herein by reference to Exhibit 4 (a)(c)(c) to the Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

(a)(c)(t)	Form of Data Pages (No. 2008DPSELECT) incorporated herein by reference to Registration Statement, File No. 333-31131, on August 22, 2008.

(a)(c)(u)	Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Minimum Income Benefit (“GMIB”) Rider (No. 2009ADOPT), incorporated herein by reference to
Exhibit 4 (a) (c) (o) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(v)	Form of Endorsement Applicable to Investment Options (Form No. 2009GOA), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(w)	Form of Endorsement Applicable to GWBL Maturity Date Annuity Benefit (Form No. 2009GWBLMD), incorporated herein by reference to Exhibit 4 (a)(c) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(x)	Form of Endorsement Applicable to Section 6.02, “Payment Upon Death” (Form No. 2009DBENDO), incorporated herein by reference to Exhibit 4 (a)(c)(s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(y)	Form of Guaranteed Minimum Death Benefit (“GMDB”) Rider Annual Ratchet to Age [85] (Form No. 2009GMDBAR), incorporated herein by reference to Exhibit 4 (a) (c) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(c)(z)	Form of Guaranteed Minimum Death Benefit Rider (Form No. 2009GMDBOPR), incorporated herein by reference to Exhibit 4 (a)(c)(u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(d)(a)	Form of Guaranteed Minimum Income Benefit (“GMIB”) Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (Form No. 2009GMIB), incorporated herein by reference to Exhibit 4 (a) (c) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(d)(b)	Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. 2009MMSDCA) incorporated herein by reference to Exhibit 4 (a) (c) (q) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

(a)(d)(c)	Form of Data Pages, (Form No. 2009DPSelect), incorporated herein by reference to Registration Statement (File No. 333-31131) on May 14, 2009.

	(a)(d)(d)	Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

	(a)(d)(e)	Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

	(a)(d)(f)	Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit offered thereunder (Form No. (2013GWBL-BO-I), incorporated herein by reference to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

	(a)(d)(g)	Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit (2013GWBL-BO-G) offered thereunder, incorporated herein by reference to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

	(a)(d)(h)	Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) offered thereunder (2013GMIB-BO-I), incorporated herein by reference to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

	(a)(d)(i)	Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) (2013GMIB-BO-G) offered thereunder, incorporated herein by reference to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

	(a)(d)(j)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(k)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(l)	Endorsement Adding a Lump Sum Payment Option (2014GMIB-W-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(m)	Endorsement Adding a Lump Sum Payment Option (2014-W-GMIB-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(n)	Endorsement Adding a Lump Sum Payment Option (2014GWBL-LS-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(o)	Endorsement Adding a Lump Sum Payment Option (2014GWBL-LS-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on October 15, 2014.

	(a)(d)(p)	Form of Endorsement applicable to the GMIB Conversion Option (Form No. 2016GMIB-CO-G), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593)filed on December 23, 2016.

	(a)(d)(q)	Form of Endorsement applicable to the GMIB Conversion Option (Form No. 2016GMIB-CO-I), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593)filed on December 23, 2016.

	(a)(d)(r)	Form of Endorsement Applicable to the Maximum Maturity Age - Generic Group – (NQ and IRA) (2020MMAPC (ACC06)-G), incorporated by reference to Registration Statement on Form N-4 (File No. 333-31131) filed on April 22, 2021

	(a)(d)(s)	Form of Endorsement Applicable to the Maximum Maturity Age - Generic Group – (QP and TSA) (2020MMAPC (ACC06)-G), incorporated by reference to Registration Statement on Form N-4 (File No. 333-31131) filed on April 22, 2021

	(a)(d)(t)	Form of Endorsement Applicable to the Maximum Maturity Age - Generic Individual – (NQ and IRA) (2020MMAPC (ACC06)-I), incorporated by reference to Registration Statement on Form N-4 (File No. 333-31131) filed on April 22, 2021

	(a)(d)(u)	Form of Endorsement Applicable to the Maximum Maturity Age - Generic Individual – (QP and TSA) (2020MMAPC (ACC06)-I), incorporated by reference to Registration Statement on Form N-4 (File No. 333-31131) filed on April 22, 2021

(e)	Applications.

	(a)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA and NQ), incorporated herein by reference to Registration Statement (File No. 333-31131) on July 11, 1997.

	(b)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA and NQ), incorporated herein by reference to Registration Statement No. 333-31131 on December 31, 1997.

	(c)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA, NQ and QP), incorporated herein by reference to Registration Statement No. 333-31131 on May 1, 1998.

	(d)	Forms of Enrollment Form/Application for Equitable Accumulator Select (IRA, NQ, QP and TSA), incorporated herein by reference to Registration Statement No. 333-31131 on May 22, 1998.

	(e)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA, NQ, QP and TSA), incorporated herein by reference to Registration Statement No. 333-31131 on November 30, 1998.

	(f)	Form of Enrollment Form/Application (as revised) for Equitable Accumulator Select (IRA, NQ, QP and TSA), incorporated herein by reference to Registration Statement No. 333-31131 on December 28, 1998.

	(g)	Form of Enrollment Form/Application for Equitable Accumulator Select (IRA, NQ, QP AND TSA), incorporated herein by reference to Registration Statement, File No. 333-31131 on April 30, 1999.

	(h)	Form of application for Accumulator, Form No. 2002App01 incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

	(i)	Form of application for Accumulator, Form No. 2002App02 incorporated herein by reference to Registration Statement, (File No. 333-31131) on March 8, 2002.

	(j)	Form of application for Accumulator® SelectSM, Form No. 2004 App02, incorporated herein by reference to Registration Statement File No. 333-31131, filed April 20, 2006.

	(k)	Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5.(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

	(l)	Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5.(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

	(m)	Form of Application for Accumulator (2007App 01), incorporated herein by reference to Exhibit 5 (o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

	(n)	Form of Application for Accumulator (2007App 02), incorporated herein by reference to Exhibit 5 (p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

	(o)	Form of Application for Accumulator®, SelectSM, Form No. 2008 App 01 S, incorporated herein by reference to Registration Statement, File No. 333-31131, on August 22, 2008.

	(p)	Form of Application for Accumulator® SelectSM, Form No. 2008 App 02 S, incorporated herein by reference to Registration Statement, File No. 333-31131, on August 22, 2008.

	(q)	Form of Application for Accumulator® SelectSM, Form No. 2009 App 01 S, incorporated herein by reference to Registration Statement File No. 333-31131 on May 14, 2009.

	(r)	Form of Application for Accumulator® SelectSM, Form No. 2009 App 02 S, incorporated herein by reference to Registration Statement File No. 333-31131 on May 14, 2009.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

	(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

	(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

	(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

	(b)(ii)	Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts.

Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement File No. 333-31131 on April 25, 2001.

(h)	Participation Agreements.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or incorporated herein by reference to Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

	(a)(b)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

	(a)(b)(i)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(ii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iii)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(iv)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vi)	Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(vii)	Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(viii)	Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(ix)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(x)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xi)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

	(a)(b)(xii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(a)(b)(xiii)	Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xiv)	Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xv)	Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

	(a)(b)(xvi)	Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

	(a)(b)(xvii)	Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

	(b)	Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

	(b)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

	(b)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

	(b)(iii)	Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

	(b)(b)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

	(b)(b)(i)	Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

	(b)(b)(ii)	Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(b)(iii)	Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(b)(iv)	Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(b)(v)	Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

	(b)(b)(vi)	Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

	(b)(b)(vii)	Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel, filed herewith.

(l)	Other Opinions.

	(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

	(b)	Powers of Attorney, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectus. Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR

DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 49 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2023, is filed herewith to Registration Statement (File No. 333-31131) on Form N-4 filed on May 22, 2023.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-laws of Equitable Financial Life Insurance Company (the “Company”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726: Insurance Law ss.1216)

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Dusten Long	Vice President

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Assistant Vice President

*James C. Pazareskis	Assistant Vice President

*Caitlin Schirripa	Assistant Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of May, 2023.

SEPARATE ACCOUNT NO. 49

(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal	Craig MacKay	Bertram Scott
Arlene Isaacs-Lowe	Kristi Matus	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G.T. Stonehill
Joan Lamm-Tennant

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
May 22, 2023